ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of VIE's consolidated balance sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total current assets	$ 69,794	$ 36,648
Total assets	115,149	96,035
Total current liabilities	101,787	104,956
Total liabilities	101,796	104,969
Variable Interest Entity
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total current assets	38,369	29,093
Total non-current assets	44,476	53,744
Total assets	82,845	82,837
Total current liabilities	345,450	350,652
Total non-current liabilities	9	13
Total liabilities	$ 345,459	$ 350,665